REVENUES	6 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
REVENUES

14.	REVENUES

The Company’s sales revenue is generated from the following significant components:

	Three months ended June 30,		Six months ended June 30,
	2026	2025	2026	2025
	$	$	$	$
Sales revenue from mining operations (note 14(a))	74,804	51,223	152,021	103,714
Sales revenue from ore processing (note 14(b))	38,654	22,072	88,966	39,895
	113,458	73,295	240,987	143,609

a)	Sales revenue from mining operations

Sales revenue comes from the sale of metal concentrates which primarily contain silver and zinc but also includes lead and copper. All sales revenue from mining operations is generated from concentrate sales derived from ore that was extracted from the Company’s mineral properties. To generate revenues from the Company’s mineral properties, the Company is responsible and incurs costs for the operation, acquisition, exploration and development of those properties.

b)	Sales revenue from ore processing

Sales revenue from ore processing comes from the San Lucas feed sourcing business located in Bolivia. The feed sourcing business generates revenue from the sale of metal concentrates derived from ore purchased from third-party miners. Third-party miners are paid based upon the metal content of the ore provided and the prevailing metal prices at the time of purchase. After purchasing the ore, the Company assumes full ownership of the ore and is responsible for the processing and sale of the final product which is metal concentrates. The San Lucas ore sourcing and trading business operates under a margin-based business model that maintains contribution margins by aligning ore purchase costs with its metallurgical content and optimizes mill capacity utilization.

SANTACRUZ SILVER MINING LTD.

Notes to the Condensed Interim Consolidated Financial Statements

Three and Six Months ended June 30, 2026 and 2025

(Unaudited)

(Expressed in thousands of US dollars, unless otherwise noted)